Business combinations (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations1 [Abstract]
Disclosure of detailed information about business combinations
The following table summarizes the recognized amounts of assets acquired and liabilities assumed at the acquisition date.

(in thousands of USD)	Fair value at acquisition date
Property, plant and equipment (Note 8)	120,280
Trade receivables	3,685
Cash and cash equivalents	8,355
Loans and borrowings (Note 15)	(61,065)
Trade and other payables	(4,086)

Total identifiable net assets acquired	67,169

(in USD)	Total Business combinations

Gener8 shares outstanding	83,267,426
RSU	362,613
Total Gener8 shares	83,630,039
Ratio	0.7272
Issued Euronav shares	60,815,764
Closing price Euronav on June 11, 2018	9.1

Total consideration transferred	553,423,452

(in thousands of USD)	Fair value at acquisition date
Cash	15,110
Shares in Fontvieille and Moneghetti	(21,498)
Shareholders' loan receivable	39,973

Total consideration transferred	33,585
The transaction did not give rise to the recognition of any goodwill:

(in thousands of USD)	Fair value at acquisition date
Consideration transferred	33,585
Fair value of pre-existing interests in Larvotto and Fiorano	(18,633)
Fair value of identifiable net assets	(67,169)
Fair value of shareholders' loan liabilities versus Bretta Tanker Holdings, transferred to Euronav	52,217

Goodwill	—

Disclosure of measurement of fair values

Assets acquired	Valuation techniques
Property, plant and equipment	The price was agreed among parties by reference to valuation reports by brokers